Business Segments Information (Tables)	12 Months Ended
Sep. 30, 2011
Business Segments Information [Abstract]
Results Of Operations By Business Segments

	SALES			EARNINGS			TOTAL ASSETS
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$6,135	6,022	7,000	1,060	1,093	1,402	5,283	5,406	5,915
Industrial Automation	4,172	4,289	5,294	470	591	830	3,420	3,688	3,818
Network Power	5,456	5,828	6,811	579	800	756	4,973	8,072	7,945
Climate Technologies	3,197	3,801	3,995	411	691	709	2,131	2,172	2,229
Tools and Storage	1,725	1,755	1,837	276	357	375	1,804	1,314	1,271
	20,685	21,695	24,937	2,796	3,532	4,072	17,611	20,652	21,178
Differences in accounting methods				179	195	231
Corporate and other (a)				(305)	(587)	(449)	2,152	2,191	2,683
Sales eliminations/Interest	(583)	(656)	(715)	(220)	(261)	(223)
Total	$20,102	21,039	24,222	2,450	2,879	3,631	19,763	22,843	23,861

(a)
Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year, and increased $163 in 2010 related to an increase in stock price and the overlap of two plans in 2010 (see Note 14). Corporate and other in 2010 also reflects higher acquisition-related costs.

Business Segments Financial Information

	INTERSEGMENT SALES			DEPRECIATION AND AMORTIZATION EXPENSE			CAPITAL EXPENDITURES
	2009	2010	2011	2009	2010	2011	2009	2010	2011
Process Management	$2	3	7	166	183	198	100	105	194
Industrial Automation	499	570	640	143	150	148	99	114	138
Network Power	16	31	24	155	205	286	100	103	99
Climate Technologies	43	46	42	138	148	138	83	104	120
Tools and Storage	23	6	2	96	95	57	64	57	35
Corporate and other				29	35	40	85	41	61
Total	$583	656	715	727	816	867	531	524	647

Financial Information By Geographic Area

	SALES BY DESTINATION			PROPERTY, PLANT AND EQUIPMENT
	2009	2010	2011	2009	2010	2011
United States and Canada	$9,408	9,823	10,773	2,028	1,858	1,869
Asia	4,312	4,858	5,636	525	505	583
Europe	4,341	4,309	5,271	717	683	714
Latin America	1,004	1,065	1,319	227	229	262
Middle East/Africa	1,037	984	1,223	3	12	9
Total	$20,102	21,039	24,222	3,500	3,287	3,437